Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Maximum Amount Payable Under Various Commitments (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	$ 198,101	$ 177,660
Financial Guarantees [Member] | Standby letters of credit [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	21,395	18,458
Financial Guarantees [Member] | Credit default swaps [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	2,068	443
Other Credit Instruments [Member] | Backstop liquidity facilities [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	5,550	5,627
Other Credit Instruments [Member] | Securities lending [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	4,102	4,939
Other Credit Instruments [Member] | Documentary and commercial letters of credit [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	1,272	1,263
Other Credit Instruments [Member] | Commitments to extend credit [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	158,533	137,995
Other Credit Instruments [Member] | Other commitments [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	$ 5,181	$ 8,935